Loans, Overdrafts and Long-Term Debt - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended										12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012	May 24, 2011 Revolving Credit Facility	Feb. 01, 2014 Revolving Credit Facility	Feb. 02, 2013 Revolving Credit Facility	Feb. 01, 2014 Revolving Credit Facility Minimum	Feb. 01, 2014 Revolving Credit Facility Maximum	Jan. 28, 2012 Revolving Credit Facility US Private Placement	Feb. 01, 2014 Letter of Credit	Feb. 01, 2014 Financial Standby Letter of Credit	Feb. 02, 2013 Financial Standby Letter of Credit	Feb. 01, 2014 New Revolving Credit Facility	Feb. 02, 2013 New Revolving Credit Facility	Jan. 28, 2012 2008 Facility
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 400			$ 400						$ 100
Debt instrument, maturity period				5 years	5 years					5 years
Credit facility, increase										200
Debt instrument, maturity date					May 2016
Commitment fee rates							0.20%	0.35%
Debt instruments, face value										10
Leverage ratio	250.00%
Fixed charge coverage ratio	140.00%
Borrowings from the facility	0	0									10.1	9.5
Bank overdraft	19.3	0
Capitalized amendment fees and other related costs					2.1	2.1
Accumulated amortization of financing cost													1.2	0.8
Capitalized balance amortized during the year															0.2
Capitalized amendment fees and other related costs charged to income statement	0.4	0.4	1.9		0.4	0.4			1.9
Capitalized balance written-off															$ 1.3